UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)

Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   888-345-1898

Date of fiscal year end:   October 31, 2010

Date of reporting period:   November 1, 2009 - January 31, 2010

Item 1. Schedule of Investments.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
AUSTRALIA (26.14%)
COMMON STOCKS (21.25%)
APPAREL (1.31%)
Billabong International, Ltd.(a)	34,240	$315,911

BANKING & FINANCE (0.24%)
Suncorp-Metway, Ltd.(a)	7,488	58,645

BUILDING MATERIALS (1.42%)
Fletcher Building, Ltd.(a)	30,546	169,500
James Hardie Industries NV - ADR*	5,200	172,588
		342,088
CHEMICALS - DIVERSIFIED (1.14%)
Nufarm, Ltd.(a)	30,645	275,220

COMPUTER SERVICE (0.42%)
Computershare, Ltd.(a)	10,000	102,274

E-COMMERCE (0.62%)
Webjet, Ltd.(a)	71,081	148,660

FOOD & BEVERAGE (2.02%)
Woolworths, Ltd.(a)	21,384	488,164

HEALTHCARE (1.76%)
Ramsay Health Care, Ltd.(a)	10,000	101,642
Sonic Healthcare, Ltd.(a)	25,628	322,462
		424,104
INSURANCE (3.14%)
AMP, Ltd.(a)	20,000	110,257
QBE Insurance Group, Ltd.(a)	32,103	648,532
		758,789
MEDICAL SUPPLIES (0.91%)
Cochlear, Ltd.(a)	4,000	219,964

MINING (3.96%)
Orica, Ltd.(a)	7,158	152,189
OZ Minerals, Ltd.(a)*	308,661	289,104
Pan Australian Resources, Ltd.(a)*	1,250,000	515,682
		956,975

OIL & GAS (0.31%)
Woodside Petroleum, Ltd.(a)	2,023	75,456

PHARMACEUTICALS (0.57%)
CSL, Ltd.(a)	5,000	138,278

RETAIL (0.51%)
Wesfarmers, Ltd.(a)	5,117	123,620

TRANSPORTATION (1.46%)
Asciano Group(a)*	50,000	75,231

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
AUSTRALIA (26.14%) — Continued
COMMON STOCKS (21.25%) — Continued
TRANSPORTATION (1.46%) — Continued
Toll Holdings, Ltd.(a)	36,750	$278,485
		353,716

UTILITIES (1.46%)
AGL Energy, Ltd.(a)	28,934	353,735
TOTAL COMMON STOCKS (Cost $3,740,901)		5,135,599

	Principal
BONDS (4.89%)
CBA Capital Australia, Ltd., 3.82%, 4/15/15%(b)(c)	$300,000	186,248
Commonwealth Bank of Australia, 8.50%, 6/1/10	300,000	307,170
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	250,447
Telstra Corp., Ltd., 6.38%, 4/1/12	400,000	436,464
TOTAL BONDS (Cost $1,166,639)		1,180,329

	Shares
RIGHTS & WARRANTS (0.00%)
Woodside Petroleum, Ltd., Strike Price 42.10, Expiration 2/1/10	168	34
TOTAL RIGHTS & WARRANTS (Cost $0)		34
TOTAL AUSTRALIA (Cost $4,907,540)		6,315,962

NEW ZEALAND (71.93%)

COMMON STOCKS (65.31%)

AGRICULTURE (0.43%)
PGG Wrightson, Ltd.(a)*	238,676	103,722

APPLIANCES (1.11%)
Scott Technology, Ltd.(a)	295,245	269,248

COMMERCIAL SERVICES (3.75%)
Guinness Peat Group PLC(a)	589,300	359,887
Mowbray Collectables, Ltd.(d)*	821,593	547,529
		907,416
ENERGY (3.08%)
New Zealand Windfarms, Ltd.(a)*	400,000	116,035
Pike River Coal Co., Ltd.(a)*	944,746	628,071
		744,106
FINANCIAL SERVICES (2.69%)
Canterbury Building Society*	308,932	650,146

FOOD & BEVERAGE (0.70%)
Just Water International, Ltd.	802,670	168,922

HEALTHCARE (3.96%)
Fisher & Paykel Healthcare Corp., Ltd.(a)	275,862	655,093
Ryman Healthcare, Ltd.(a)	205,000	301,100
		956,193
HUMAN RESOURCES (0.72%)
Allied Work Force Group, Ltd.	277,500	175,199

LEISURE & RECREATION (3.11%)
Tourism Holdings, Ltd.(a)*	1,222,569	752,602

MARINE PORTS & SERVICES (13.83%)
Cavotec MSL Holdings, Ltd.*	190,000	346,540
Northland Port Corp. (NZ), Ltd.	81,425	102,815
Port of Tauranga, Ltd.(a)	175,000	873,477

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
NEW ZEALAND (71.93) — Continued
COMMON STOCKS (65.31%) — Continued
MARINE PORTS & SERVICES (13.83%) — Continued
South Port of New Zealand, Ltd.	1,027,930	$2,019,056
		3,341,888
METAL FABRICATE/HARDWARE (4.87%)
Methven, Ltd.(a)	606,250	710,743
Steel & Tube Holdings, Ltd.(a)	229,494	466,799
		1,177,542
MULTI-MEDIA (2.92%)
Sky Network Television, Ltd.(a)	209,745	704,488

OIL & GAS (3.76%)
New Zealand Oil & Gas, Ltd.(a)	853,845	908,388

PHARMACEUTICALS (0.23%)
Life Pharmacy, Ltd.*	281,673	55,326

REAL ESTATE (9.07%)
Goodman Property Trust(a)	483,109	348,557
ING Medical Properties Trust(a)	400,932	334,524
ING Property Trust(a)	973,463	526,289
Kermadec Property Fund(a)	1,149,831	401,033
Kiwi Income Property Trust(a)	218,083	154,458
National Property Trust(a)	1,275,000	425,904
		2,190,765
RETAIL (2.79%)
Briscoe Group, Ltd.(a)	405,000	359,782
Colonial Motor Co., Ltd.	199,565	313,588
		673,370
TELECOMMUNICATIONS (2.53%)
TeamTalk, Ltd.	385,287	610,829

TRANSPORTATION (2.81%)
Freightways, Ltd.(a)	113,540	259,246

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
NEW ZEALAND (71.83%) — Continued
COMMON STOCKS (65.31%) — Continued
TRANSPORTATION (2.81%) — Continued
Mainfreight, Ltd.(a)	105,000	$419,940
		679,186
UTILITIES (2.95%)
Infratil, Ltd.(a)	616,549	712,832
TOTAL COMMON STOCKS (Cost $14,900,610)		15,782,168
PREFERRED STOCKS (2.06%)
ASB Capital, Ltd., 3.86%(a)**	954,218	497,647
TOTAL PREFERRED STOCKS (Cost $686,799)		497,647

RIGHTS & WARRANTS (0.21%)
Pike River Coal, Ltd., Strike Price 1.25, Expiration 4/24/11	350,000	51,560
TOTAL RIGHTS & WARRANTS (Cost $0)		51,560
	Principal
BONDS (4.35%)
ANZ National Bank, Ltd., 8.50%, 6/9/10%(b)	$500,000	369,830
ANZ National Bank, Ltd., 8.50%, 6/9/14(b)	500,000	382,773
Sky Network Television, Ltd., 4.01%, 10/16/16(b)(c)	500,000	298,137
TOTAL BONDS (Cost $1,084,238)		1,050,740
TOTAL NEW ZEALAND (Cost $16,671,647)		17,382,115

TOTAL INVESTMENTS (Cost $21,579,187)(e) – (98.07%)		23,698,077

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.93%)		465,244

NET ASSETS – (100.00%)		$24,163,321

*	Non-income producing security.
**	Rate shown represents the rate at January 31, 2010, is subject to change and resets annually.
(a)	Fair Value Security. These securities represents 67.26% of the net assets as of January 31, 2010.
(b)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(c)	Variable Rate Security. This rate reflected in the Schedule of Investments is the rate in effect at January 31, 2010.
(d)	Affiliated Investment. See table of Affiliated Investments below.
(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$ 4,585,442
Gross unrealized depreciation	(2,750,103)
Net unrealized appreciation	$ 1,835,339

ADR	American Depositary Receipt
PLC	Public Limited Company

Affiliated Investment					For the Period
					Ended 1/31/10		For the Period
	Percentage				Change in		11/1/09-1/31/10
	of	Shares	Shares	Fair Value	Appreciation/	Fair Value	Dividend	Realized
Investment Fund	Ownership	10/31/2009	1/31/2010	10/31/2009	Depreciation	1/31/2010	Income	Gain/(Loss)
Mowbray Collectables Ltd.	7.36%	821,593	821,593	$583,271	($35,742)	$547,529	$-	$-

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (96.90%)
AUTOMOTIVE PARTS & EQUIPMENT (4.49%)
Daihatsu Motor Co., Ltd.	5,000	$48,033
NGK Spark Plug Co., Ltd.	6,000	69,873
Sumitomo Rubber Industries, Ltd.	10,000	78,670
		196,576
BANKING & FINANCE (2.82%)
Sumitomo Mitsui Financial Group, Inc.	3,800	123,579

COMPUTERS (2.02%)
Melco Holdings, Inc.	3,500	88,305

DISTRIBUTION & WHOLESALE (4.00%)
Marubeni Corp.	30,000	175,180

ELECTRONICS (15.73%)
Fanuc, Ltd.	1,500	143,934
Fujitsu, Ltd.	10,000	61,607
Hamamatsu Photonics K.K.	1,500	35,850
Hitachi Kokusai Electric, Inc.	5,000	45,651
Hoya Corp.	4,000	107,258
Nippon Signal Co., Ltd.	6,000	57,573
Star Micronics Co., Ltd.	5,000	47,645
Taiyo Yuden Co., Ltd.	8,000	123,213
TOYO Corp.	8,000	65,064
		687,795
ENGINEERING & CONSTRUCTION (1.43%)
Kajima Corp.	18,000	37,695
Taihei Dengyo Kaisha, Ltd.	3,000	24,898
		62,593
FOOD & BEVERAGE (1.75%)
Kirin Brewery Co., Ltd.	5,000	76,399

HEALTHCARE-PRODUCTS (7.02%)
Asahi Intecc Co., Ltd.	4,000	71,712
Terumo Corp.	2,500	140,166
Unicharm Corp.	1,000	95,069
		306,947
INSURANCE (3.24%)
T & D Holdings, Inc.	2,000	41,507
Tokio Marine Holdings, Inc. - ADR	3,750	100,012
		141,519
INTERNET SERVICES (1.87%)
Gree, Inc.	1,400	81,596

LEISURE & RECREATION (6.28%)
Nintendo Co., Ltd.	600	167,867
Sankyo Co., Ltd.	2,000	107,036
		274,903
MACHINERY (4.15%)
Meidensha Corp.	18,000	80,377
Okano Valve Manufacturing. Co.	5,000	45,208
Torishima Pump Manufacturing. Co., Ltd.	2,500	55,734
		181,319
PHARMACEUTICALS (4.67%)
Chugai Pharmaceutical Co., Ltd.	6,500	116,099
Takeda Pharmaceutical Co., Ltd.	2,000	87,978
		204,077
REAL ESTATE (3.81%)
Sumitomo Realty & Development Co., Ltd.	6,000	107,103
Tokyo Tatemono Co., Ltd.	15,000	59,501
		166,604
RETAIL (7.46%)
ABC-Mart, Inc.	2,000	61,828

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (96.90%) — Continued
RETAIL (7.46%) — Continued
Nitori Co., Ltd.	600	$45,474
Sundrug Co., Ltd.	4,000	90,238
Yamada Denki Co., Ltd.	2,000	128,754
		326,294
TEXTILES (1.55%)
Ichikawa Co., Ltd.	35,000	67,867

TRANSPORTATION (14.56%)
East Japan Railway Co.	1,500	100,886
Hankyu Hanshin Holdings, Inc.	22,000	101,651
Keihin Electric Express Railway Co., Ltd.	13,000	100,111
Keio Corp.	18,000	113,684
Tobu Railway Co., Ltd.	18,000	96,731
Yamato Holdings Co., Ltd.	9,000	123,956
		637,019
UTILITIES (10.05%)
Hokkaido Electric Power Co., Inc.	6,000	114,416
Toho Gas Co., Ltd.	35,000	183,823
Tohoku Electric Power Co., Inc.	7,000	141,163
		439,402
TOTAL COMMON STOCKS (Cost $3,465,817)		4,237,974

	Principal
BONDS (1.11%)
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, 4/15/10%	$48,000	48,586
TOTAL BONDS (Cost $48,350)		48,586

	Shares
SHORT TERM INVESTMENTS (2.00%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01%(a)	87,375	87,375

TOTAL SHORT TERM INVESTMENTS (Cost $87,375)		87,375

TOTAL INVESTMENTS (Cost $3,601,542)(b) – (100.01%)		4,373,935

LIABILITIES IN EXCESS OF OTHER ASSETS – (-0.01%)		(402)

NET ASSETS – (100.00%)		$4,373,533

(a)	Rate disclosed is the seven day yield as of January 31, 2010.
(b)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$1,149,157
Gross unrealized depreciation	(376,764)
Net unrealized appreciation	$ 772,393

ADR	American Depositary Receipt

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (94.11%)
BRAZIL (2.85%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	5,000	$170,250
Vale SA - ADR	10,000	257,900
		428,150
CANADA (4.69%)
InterOil Corp.*	9,500	561,545
Vitran Corp., Inc.*	16,000	144,320
		705,865
FRANCE (6.66%)
Arkema - ADR	6,130	234,779
BNP Paribas - ADR	6,000	214,800
France Telecom SA - ADR	11,000	253,660
Total SA - ADR	5,200	299,468
		1,002,707
GERMANY (5.23%)
E.ON AG - ADR	8,000	293,040
SAP AG - ADR	5,000	226,600
Siemens AG - ADR	3,000	267,330
		786,970
GREAT BRITAIN (9.47%)
Anglo American PLC - ADR*	11,830	214,714
British Airways PLC - ADR*	3,800	124,678
GlaxoSmithKline PLC - ADR	6,000	234,060
Lloyds TSB Group PLC - ADR	7,175	23,391
National Grid PLC - ADR	3,188	160,580
Old Mutual PLC - ADR*	30,000	397,500
Tate & Lyle PLC - ADR	4,000	100,400
Vodafone Group PLC - ADR	7,875	168,997
		1,424,320
GUERNSEY (1.52%)
Amdocs, Ltd.*	8,000	228,720

ISRAEL (5.02%)
NICE Systems, Ltd. - ADR*	10,000	291,100
Teva Pharmaceutical Industries, Ltd. - ADR	8,198	464,991
		756,091
JAPAN (1.46%)
Nidec Corp. - ADR	9,000	219,960

MEXICO (1.95%)
Grupo Televisa SA - ADR	15,000	293,100

NETHERLANDS (2.44%)
ING Groep NV - ADR*	9,842	92,515
Unilever NV - NYS	9,000	275,220
		367,735
PORTUGAL (1.38%)
Portugal Telecom SGPS SA - ADR	20,300	207,263

SOUTH KOREA (2.20%)
Korea Electric Power Corp. - ADR*	8,000	130,000
KT Corp. - ADR	9,500	200,735
		330,735
SPAIN (3.37%)
Banco Bilbao Vizcaya Argentaria SA - ADR	17,497	265,779
Banco Santander Central Hispano SA - ADR	17,186	241,979
		507,758
SWITZERLAND (2.45%)
Nestle SA - ADR	7,750	368,202

UNITED STATES (43.42%)
AGCO Corp.*	12,000	370,920
American National Insurance Co.	4,498	478,767

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (94.11%) — Continued
UNITED STATES (43.42%) — Continued
BJ’s Wholesale Club, Inc.*	5,075	$171,484
Bunge, Ltd.	6,500	382,135
Chemed Corp.	5,200	241,800
Conmed Corp.*	15,720	338,137
Dentsply International, Inc.	6,700	224,651
DST Systems, Inc.*	7,385	334,762
Electronic Arts, Inc.*	10,000	162,800
KVH Industries, Inc.*	36,000	468,000
LifePoint Hospitals, Inc.*	6,500	194,870
Lubrizol Corp.	6,055	446,193
Lufkin Industries, Inc.	9,000	570,420
Norfolk Southern Corp.	9,000	423,540
Northwest Natural Gas Co.	5,000	216,850
Pentair, Inc.	12,760	389,691
Prudential Financial, Inc.	5,000	249,950
Tetra Tech, Inc.*	4,000	90,560
Valero Energy Corp.	20,000	368,400
Varian Semiconductor Equipment Associates, Inc.*	14,000	410,620
		6,534,550
TOTAL COMMON STOCKS (Cost $12,202,593)		14,162,126

PREFERRED STOCKS (4.59%)
Chesapeake Energy Corp., 1.13%, 12/31/49**	1,000	83,270
HSBC USA, Inc., Series F, 0.23%, Callable 4/7/10 @ $25(a)	18,000	385,200
HSBC USA, Inc., Series G, 0.26%, Callable 1/1/11 @ $25(a)	10,000	222,200
TOTAL PREFERRED STOCKS (Cost $561,255)		690,670

	Principal
BONDS (2.39%)
JP Morgan Chase & Co., 0.00%, 2/10/11%***	$150,000	164,250
Toyota Motor Credit Corp., Step-up Bond, 4.75%, 2/4/25(a)	200,000	194,926
TOTAL BONDS (Cost $347,972)		359,176

TOTAL INVESTMENTS (Cost $13,111,820)(b) – (101.09%)		15,211,972

LIABILITIES IN EXCESS OF OTHER ASSETS – (-1.09%)		(163,989)

NET ASSETS – (100.00%)		$15,047,983

*	Non-income producing security.
**	Convertible to common shares
***	Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and have no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a supplemental redemption amount of $1,000 X (Ending Index Value - Starting Index Value)/Starting Index Value.
(a)	Variable Rate Security. This rate reflected in the Schedule of Investments is the rate in effect at January 31, 2010.
(b)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$ 3,258,227
Gross unrealized depreciation	(1,189,731)
Net unrealized appreciation	$ 2,068,496

ADR	American Depositary Receipt
NYS	New York Share
PLC	Public Limited Company

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (72.62%)
BUILDING MATERIALS (9.01%)
Cemex SAB de CV - ADR*	12,480	$114,691
CRH PLC - ADR	9,200	226,228
James Hardie Industries NV - ADR*	6,900	229,011
Lafarge SA - ADR	5,000	92,500
USG Corp.*	7,000	84,070
		746,500
DISTRIBUTION & WHOLESALE (0.21%)
Wolseley PLC - ADR	8,000	17,520

HOMEBUILDERS (5.48%)
Desarrolladora Homex SA de CV - ADR*	7,000	214,550
M.D.C Holdings, Inc.	3,000	100,800
Toll Brothers, Inc.*	7,500	138,525
		453,875
INSURANCE (0.74%)
Stewart Information Services Corp.	6,000	61,560

LODGING (4.19%)
Home Inns & Hotels Management, Inc. - ADR*	7,000	215,320
Marriott International, Inc.	5,035	132,068
		347,388
REAL ESTATE (8.48%)
Alto Palermo SA - ADR	17,000	168,087
China Housing & Land Development, Inc.*	25,000	91,250
Hang Lung Properties, Ltd. - ADR	18,000	306,900
W.P. Carey & Co., LLC	5,000	135,450
		701,687
REAL ESTATE INVESTMENT TRUSTS - APARTMENTS (9.75%)
American Campus Communities, Inc.	1,100	28,226
AvalonBay Communities, Inc.	1,547	118,516
Camden Property Trust	5,000	193,850
Education Realty Trust, Inc.	9,000	47,520
Equity Residential	6,000	192,300
Essex Property Trust, Inc.	900	71,721
Mid-America Apartment Communities, Inc.	800	37,536
UDR, Inc.	7,565	117,711
		807,380
REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (2.87%)
National Retail Properties, Inc.	4,000	80,800
Washington Real Estate Investment Trust	6,000	157,140
		237,940
REAL ESTATE INVESTMENT TRUSTS - HEALTH CARE (1.30%)
Health Care REIT, Inc.	2,500	107,500

REAL ESTATE INVESTMENT TRUSTS - HOTELS (6.13%)
Host Hotels & Resorts, Inc.	15,317	162,360
LaSalle Hotel Properties	12,000	241,800
Pebblebrook Hotel Trust*	5,000	103,100
		507,260

REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (12.96%)
Alexandria Real Estate Equities, Inc.	2,500	149,325
BioMed Realty Trust, Inc.	9,000	131,130
Boston Properties, Inc.	2,500	162,175
Corporate Office Properties Trust	4,000	142,760
Douglas Emmett, Inc.	6,000	82,980
HRPT Properties Trust	10,100	67,367
SL Green Realty Corp.	3,000	136,470
Vornado Realty Trust	3,107	200,961
		1,073,168
REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (4.57%)
Acadia Realty Trust	4,985	79,411

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - JANUARY 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (72.62%) — Continued
REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (4.57%) — Continued
Kimco Realty Corp.	4,000	$50,480
Kite Realty Group Trust	10,000	37,900
Saul Centers, Inc.	4,100	146,124
Weingarten Realty Investors	3,450	64,412
		378,327
REAL ESTATE INVESTMENT TRUSTS – STORAGE (2.06%)
Extra Space Storage, Inc.	15,000	170,250

REAL ESTATE INVESTMENT TRUSTS - WAREHOUSE & INDUSTRIAL (3.24%)
AMB Property Corp.	3,500	84,000
EastGroup Properties, Inc.	3,000	114,780
ProLogis	5,500	69,300
		268,080
RETAIL BUILDING PRODUCTS (1.63%)
Kingfisher PLC - ADR	20,000	135,000
TOTAL COMMON STOCKS (Cost $7,334,092)		6,013,435

EXCHANGE TRADED FUNDS (5.53%)
iShares Cohen & Steers Realty Majors Index Fund	3,000	147,870
iShares Dow Jones U.S. Real Estate Index Fund	3,200	138,976
SPDR Dow Jones Wilshire International REIT	2,500	83,400
SPDR Dow Jones Wilshire REIT	1,900	88,008
TOTAL EXCHANGE TRADED FUNDS (Cost $503,015)		458,254

INVESTMENT COMPANIES (1.93%)
DWS RREEF Real Estate Fund, Inc.	9,000	36,450
LMP Real Estate Income Fund, Inc.	16,000	123,520
TOTAL INVESTMENT COMPANIES (Cost $436,964)		159,970

	Principal
BONDS (3.03%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13%	$250,000	250,447
TOTAL BONDS (Cost $250,752)		250,447
	Shares
SHORT TERM INVESTMENTS (20.35%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01%(a)	1,684,705	1,684,705

TOTAL SHORT TERM INVESTMENTS (Cost $1,684,705)		1,684,705

TOTAL INVESTMENTS (Cost $10,209,528)(b) – (103.46%)		8,566,811

LIABILITIES IN EXCESS OF OTHER ASSETS – (-3.46%)		(286,151)

NET ASSETS – (100.00%)		$8,280,660

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of January 31, 2010.
(b)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$ 574,476
Gross unrealized depreciation	(2,229,832)
Net unrealized depreciation	$(1,655,356)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

Fair Value Measurements

The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — significant unobservable inputs (include the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of January 31, 2010, of each Fund’s investments based on the level of inputs utilized in determining the value of such investments:

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	TOTAL
	Investment	Investment	Investment	Investment
Fund Name	Securities	Securities	Securities	Securities
Australia/New Zealand Fund
Security type
Common Stocks*	$5,162,538	$15,755,229	$-	$20,917,767
Bonds	186,248	2,044,821	-	2,231,069
Preferred Stocks	-	497,647	-	497,647
Rights & Warrants	-	51,560	34	51,594
Total	$5,348,786	$18,349,257	$34	$23,698,077
Japan Fund
Security Type
Common Stocks*	$4,237,974	$-	$-	$4,237,974
Bonds	-	48,586	-	48,586
Short Term Investments	87,375	-	-	87,375
Total	$4,325,349	$48,586	$-	$4,373,935
Global Fund
Security Type
Common Stocks*	$14,162,126	$-	$-	$14,162,126
Preferred Stocks	690,670	-	-	690,670
Bonds	-	359,176	-	359,176
Total	$14,852,796	$359,176	$-	$15,211,972
Real Estate Securities Fund
Security Type
Common Stocks*	$5,845,348	$168,087	$-	$6,013,435
Exchange Traded Funds	458,254	-	-	458,254
Investment Companies	159,970	-	-	159,970
Bonds	-	250,447	-	250,447
Short Term Investments	1,684,705	-	-	1,684,705
Total	$8,148,277	$418,534	$-	$8,566,811

*	Please refer to the Schedule of Investments to view equity securities segregated by industry type or country.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The inputs and valuation techniques used in valuing the rights and warrants included an analysis of the underlying stock price and terms of the rights and warrants.

Australia/New Zealand Fund
Rights & Warrants
Balance as of 10/31/09	$-
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/Depreciation	-
Net Purchase/(Sales)	34
Transfers In/(Out) of Level 3	-
Balance as of 1/31/2010	$34

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date:	March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date:	March 19, 2010

By:	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date:	March 19, 2010